Securities at amortised cost - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 876,444,000,000	€ 836,747,000,000
Exposure percentage in ABS portfolio	99.00%	99.00%
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 81,323,000,000	€ 89,670,000,000
Borrowed debt securities	0
Debt securities [member] | Bond Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 76,111,000,000	€ 82,193,000,000